Securities Held to Maturity - Scheduled Maturities of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost, due in one year or less	$ 10,035
Held to maturity securities, amortized cost, due from one year to five years	40,076
Held to maturity securities, amortized cost, due from five years to ten years	7,982
Held to maturity securities, amortized cost	75,473	48,436
Fair value, Due in one year or less	10,044
Fair value, Due from one year to five years	40,021
Held to maturity securities, fair value, due from five years to ten years	8,006
Mortgage backed securities	17,398
Held to maturity securities, fair value	75,469	48,187
Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost	17,380
Held to maturity securities, fair value	$ 17,398